Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Plans and Similar Obligations
Present value of the DBO	€ 2,077	€ 1,932
Fair value of the plan assets	1,852	1,691
Net defined benefit liability (asset)	€ 225	€ 241
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	65.00%	66.00%
Germany
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,194	€ 1,127
Fair value of the plan assets	1,183	1,112
Net defined benefit liability (asset)	€ 11	€ 15
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	3.00%	4.00%
Present value of the DBO provides for lumpsum Payments	€ 1,125	€ 1,054
Foreign
Pension Plans and Similar Obligations
Present value of the DBO	667	616
Fair value of the plan assets	578	506
Net defined benefit liability (asset)	€ 89	€ 110
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	27.00%	31.00%
Present value of the DBO provides for Annuity Payments	€ 524	€ 479
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	216	189
Fair value of the plan assets	91	73
Net defined benefit liability (asset)	€ 125	€ 116
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	35.00%	32.00%